Debt - Summary of Senior Notes Outstanding (Detail) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	$ 628,382,956	$ 624,254,477
U.S. dollars [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	186,531,417	169,142,643
Mexican pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	51,282,881	58,129,292
Euros [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	224,928,934	222,190,375
Pound sterling [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	59,993,720	54,962,779
Japanese yens [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	2,511,701	2,255,663
Brazilian reais [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	32,533,191	34,948,736
Chilean pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	4,078,453	3,562,695
Senior Notes 1 [member] | U.S. dollars [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	186,531,417	169,142,643
Senior Notes 1 [member] | Mexican pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	51,282,881	58,129,292
Senior Notes 1 [member] | Euros [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	183,988,456	222,190,375
Senior Notes 1 [member] | Pound sterling [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	59,993,720	54,962,779
Senior Notes 1 [member] | Japanese yens [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	2,511,701	2,255,663
Senior Notes 1 [member] | Brazilian reais [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	32,533,191	34,948,736
Senior Notes 1 [member] | Chilean pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	$ 4,078,453	$ 3,562,695